PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS	12 Months Ended
Dec. 31, 2011
PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS
15.	PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS

	December 31, 2011	December 31, 2010	June 30, 2010
Gold Fields Group (excluding South Deep) accrued post-retirement health care costs (a)	2.1	2.6	2.6
South Deep accrued post-retirement health care costs (b)	—	0.1	0.2

Gold Fields Group accrued post-retirement health care costs	2.1	2.7	2.8

The Group is exposed to obligations for post-retirement health care costs under the Group health care scheme. In the case of the South Deep health care scheme, the exposure was up to December 31, 2011.

(a) Group (excluding South Deep) accrued post-retirement health care costs

The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group’s contributions to these schemes on behalf of current and retired employees amounted to $0.2 million in fiscal 2011 (six months ended December 31, 2010: $0.5 million; fiscal year ended June 30, 2010: $0.2 million). The obligation has been actuarially valued at December 31, 2011 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants.

The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs:

	December 31, 2011	December 31, 2010	June 30, 2010
Actuarial present value	2.1	2.6	2.6
Plan assets at fair value	—	—	—

Accumulated benefit obligation in excess of plan assets	2.1	2.6	2.6
Prior service costs	—	—	—
Unrecognized net (gain)/loss	—	—	—

Post-retirement health care liability	2.1	2.6	2.6

The following is a reconciliation of the benefit obligation:
Balance at beginning of year	2.6	2.6	11.0
Service costs	0.1	(0.1)	0.9
Contributions paid	(0.2)	(0.5)	(0.2)
Release of cross subsidization liability	—	—	(9.7)
Foreign currency translation adjustment	(0.4)	0.6	0.6

Balance at end of year	2.1	2.6	2.6

The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (December 31, 2010: 8.0%; June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (December 31, 2010: 8.75%; June 30, 2010: 9.0%).

	December 31, 2011	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	0.1	(0.1)	0.9

Net periodic benefit cost	0.1	(0.1)	0.9

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost for fiscal year ended December 31, 2011 by $0.03 million (six months ended December 31, 2010: $0.01 million; fiscal year ended June 30, 2010: $0.1 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2011 would be an increase of $0.2 million (December 31, 2010: $0.3 million; June 30, 2010: $0.2 million). A one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost for the fiscal ended December 31, 2011 by $0.01 million (six months ended December 31, 2010: $0.01 million; fiscal year ended June 30, 2010: $0.01 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2011 would be a decrease of $0.2 million (December 31, 2010: $0.2 million; June 30, 2010: $0.2 million).

(b) South Deep accrued post-retirement health care costs

As part of the acquisition of South Deep, the post-retirement health care cost liability was assumed. The Group has certain liabilities to provide fixed monthly post-retirement medical benefits to certain pensioners and dependents of ex-employees. The Group’s contributions to these schemes on behalf of current and retired employees amounted to $0.1 million (six months ended December 31, 2010: $0.1 million; fiscal year ended June 30, 2010: $0.1 million). The obligation was actuarially valued at December 31, 2011 and the outstanding contributions were funded until December 31, 2011, when the obligation was extinguished.

The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs:

	December 31, 2011	December 31, 2010	June 30, 2010
Actuarial present value	—	0.1	0.2
Plan assets at fair value	—	—	—

Accumulated benefit obligation in excess of plan assets	—	0.1	0.2
Prior service costs	—	—	—
Unrecognized net (gain)/loss	—	—	—

Post-retirement health care liability	—	0.1	0.2

The following is a reconciliation of the benefit obligation:
Balance at beginning of year	0.1	0.2	0.4
Service costs	—	—	—
Contributions paid	(0.1)	(0.1)	(0.1)
Release of cross subsidization liability	—	—	(0.2)
Foreign currency translation adjustment	—	—	0.1

Balance at end of year	—	0.1	0.2

The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (December 31, 2010: 8.0%; June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (December 31, 2010: 8.75%; June 30, 2010: 9.0%).

	December 31, 2011	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	—	—	—

Net periodic benefit cost	—	—	—

An increase or decrease in assumed health care trend rates would not have affected the interest cost for fiscal year ended December 31, 2011, six months ended December 31, 2010 and fiscal year ended June 30, 2010. A change in the medical inflation assumption did not affect the employer liability as the subsidy did not escalate.